Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Total equity attributable to shareholders of the Parent Company	Share capital	Share premium	Currency translation difference	Cash flow hedge reserve	Reserve for remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Other legal reserves	Reserve for treasury shares	Other reserves	Retained earnings	Total equity attributable to non-controlling interests
At beginning of period at Dec. 31, 2021	€ 644,304	€ 601,210	€ 5,939	€ 721,187	€ (4,928)	€ (8,365)	€ 311	€ 687	€ 20,351	€ (455,000)	€ (178,424)	€ 499,452	€ 43,094
Profit	65,279	51,482										51,482	13,797
Other comprehensive income/(loss)	31,452	31,426			10,223	21,744	941	(1,482)					26
Total comprehensive income	96,731	82,908			10,223	21,744	941	(1,482)				51,482	13,823
Legal reserves	0	0							4,927		(4,927)
Dividends	(26,039)											(21,852)	(4,187)
Sale of treasury shares, net	3,826	3,826								3,826
Share-based payments	13,579	13,579									13,579
Other changes	(80)	(722)									40	(762)	642
At end of period at Dec. 31, 2022	732,321	678,949	5,939	721,187	5,295	13,379	1,252	(795)	25,278	(451,174)	(169,732)	528,320	53,372
Profit	135,661	121,529										121,529	14,132
Other comprehensive income/(loss)	(21,780)	(20,946)			(15,151)	(7,553)	1,123	635					(834)
Total comprehensive income	113,881	100,583			(15,151)	(7,553)	1,123	635				121,529	13,298
Legal reserves	0	0							(3,145)		3,145
Dividends	(31,099)											(25,031)	(6,068)
Sale of treasury shares, net	3,654	3,654								3,902	(248)
Exercise of warrants	63,379	63,379	115	64,500							(1,236)
Issuance of Special Voting Shares A	0	0	3,100	(3,100)
Share-based payments	19,780	19,780									19,780
Settlement of share-based payments	0	0								10,650	(11,093)	443
Other changes	(1,020)	(1,020)									5,388	(6,408)	0
At end of period at Dec. 31, 2023	900,896	840,294	9,154	782,587	(9,856)	5,826	2,375	(160)	22,133	(436,622)	(153,996)	618,853	60,602
Profit	90,861	77,083										77,083	13,778
Other comprehensive income/(loss)	19,817	18,465			31,138	(13,255)	367	215					1,352
Total comprehensive income	110,678	95,548			31,138	(13,255)	367	215				77,083	15,130
Legal reserves	0	0							(3,159)		3,159
Dividends	(36,422)	(30,290)									31	(30,321)	(6,132)
Share-based payments	8,472	8,472									8,472
Settlement of share-based payments	0	0								18,277	(19,297)	1,020
Other changes	(737)	2,096										2,096	(2,833)
At end of period at Dec. 31, 2024	€ 982,887	€ 916,120	€ 9,154	€ 782,587	€ 21,282	€ (7,429)	€ 2,742	€ 55	€ 18,974	€ (418,345)	€ (161,631)	€ 668,731	€ 66,767